American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

February 25, 2025

VIA EDGAR

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U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	American Beacon Funds
1933 Act File No. 033-11387
1940 Act File No. 811-04984

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the “Registrant”) hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund, and American Beacon Ninety One International Franchise Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 426 (“Amendment No. 426”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund, and American Beacon Ninety One International Franchise Fund, does not differ from that contained in Amendment No. 426 to the Registrant’s Registration Statement, and (c) that Amendment No. 426 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc:	Kathy Ingber, Esq.
K&L Gates LLP